UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-09841
                                                 ----------------

                             UBS Willow Fund L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2006

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                               DECEMBER 31, 2006








                                    CONTENTS





  Report of Independent Registered Public Accounting Firm................      1

  Statement of Assets, Liabilities and Members' Capital..................      2

  Statement of Operations................................................      3

  Statements of Changes in Members' Capital..............................      4

  Statement of Cash Flows................................................      5

  Notes to Financial Statements..........................................      6

  Schedule of Portfolio Investments......................................     16

[GRAPHIC OMITTED]  ERNST & YOUNG LLP

[GRAPHIC OMITTED]  ERNST & YOUNG LLP
                   5 Times Square
                   New York, New York 10036-6530

[GRAPHIC OMITTED]  Phone: (212) 773-3000
                   www.ey.com


To the Members and Board of Directors of UBS Willow Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2006, and the related statement of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian and others or by the other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Willow Fund, L.L.C. at December 31, 2006, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


New York, NY
February 26, 2007

                   A Member Practice of Ernst & Young Global
                                                                               1

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (cost $223,191,823)                            $ 284,881,687
Securities purchased under agreements to resell                                      246,680,000
Cash and cash equivalents                                                              8,724,311
Due from broker                                                                       13,464,208
Receivables:
  Investments sold, not settled                                                        4,148,571
  Interest                                                                             2,718,518
Other assets                                                                               1,411
------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         560,618,706
------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $7,958,679)            8,526,875
Unrealized loss on credit swaps                                                          896,616
Payables:
  Investments purchased, not settled                                                  44,057,454
  Withdrawals payable                                                                 29,639,126
  UBSFA Fee                                                                              515,414
  Interest due on securities sold, not yet purchased                                     283,146
  Professional fees                                                                      205,600
  Interest on credit swaps                                                               199,046
  Administration fee                                                                      89,344
  Other                                                                                   56,909
------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     84,469,530
------------------------------------------------------------------------------------------------

NET ASSETS                                                                         $ 476,149,176
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                          $ 415,924,123
Accumulated net unrealized appreciation on investments and credit swaps               60,225,053
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                   $ 476,149,176
-------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                          $ 20,362,947
Dividends                                                                            1,005,894
----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             21,368,841
----------------------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                                            5,142,331
Interest on credit swaps                                                             1,632,989
Interest                                                                             1,138,758
Administration fee                                                                     439,249
Professional fees                                                                      418,796
Other                                                                                  160,381
----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                       8,932,504
----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               12,436,337
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS)
      FROM INVESTMENTS AND CREDIT SWAPS

Net realized gain from investments and credit swaps                                 66,231,215
Change in net unrealized appreciation/depreciation
             from investments and credit swaps                                      27,501,911
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND CREDIT SWAPS                  93,733,126
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                         $ 106,169,463
----------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005
--------------------------------------------------------------------------------

                                                                           MANAGER                 MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                                      $ 8,985,830            $ 312,317,562         $ 321,303,392

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                       99,133               12,176,112            12,275,245
  Net realized gain from investments and credit swaps                        215,831               26,553,845            26,769,676
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                   (37,803)              (4,244,503)           (4,282,306)
Incentive allocation                                                       6,936,901               (6,936,901)                    -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                           7,214,062               27,548,553            34,762,615
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             -               21,683,891            21,683,891
  Members' withdrawals                                                    (6,794,206)             (48,613,030)          (55,407,236)
  Offering costs                                                                (235)                 (28,987)              (29,222)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                (6,794,441)             (26,958,126)          (33,752,567)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                    $ 9,405,451            $ 312,907,989         $ 322,313,440
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                      110,564               12,325,773            12,436,337
  Net realized gain from investments and credit swaps                        573,972               65,657,243            66,231,215
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                   231,127               27,270,784            27,501,911
Incentive allocation                                                      19,992,799              (19,992,799)                    -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                          20,908,462               85,261,001           106,169,463
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             -               84,602,703            84,602,703
  Members' withdrawals                                                    (7,279,875)             (29,639,126)          (36,919,001)
  Offering costs                                                                (138)                 (17,291)              (17,429)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                (7,280,013)              54,946,286            47,666,273
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                   $ 23,033,900            $ 453,115,276         $ 476,149,176
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                     $    106,169,463
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments and cost to cover short sales                                         (284,654,105)
  Proceeds from disposition of investments and proceeds received from short sales                 392,435,500
  Purchases of securities under agreements to resell                                          (24,766,413,000)
  Proceeds from securities purchased under agreements to resell                                24,605,210,500
  Net realized gain from investments and credit swaps                                             (66,231,215)
  Changes in assets and liabilities:
  Net accretion of bond discount and amortization of bond premium                                   4,856,218
  Change in net unrealized appreciation/depreciation from investments                             (27,501,911)
    (Increase) decrease in assets:
       Due from brokers                                                                             2,695,510
       Investments sold, not settled                                                               (1,721,187)
       Interest                                                                                      (221,684)
       Other assets                                                                                 1,178,900
    Increase (decrease) in payables:
      Investments purchased, not settled                                                            9,069,348
      UBSFA Fee                                                                                       147,292
      Interest due on securities sold, not yet purchased                                              (41,002)
      Professional fees                                                                                33,266
      Interest on credit swaps                                                                         (9,401)
      Administration fee                                                                               23,776
      Other                                                                                             8,420
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                             (24,965,312)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                               84,602,703
Members' withdrawals                                                                              (47,567,220)
Manager withdrawals                                                                                (7,279,875)
Offering costs                                                                                        (17,429)
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                          29,738,179

Net increase in cash and cash equivalents                                                           4,772,867
Cash and cash equivalents--beginning of year                                                        3,951,444
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                       $      8,724,311
--------------------------------------------------------------------------------------------------------------

Supplemental Cash flows disclosure:
        Interest paid                                                                        $      1,642,390
--------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund commenced operations on May 8, 2000. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

     Securities, other than options, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took placed, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

     Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between, the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bids and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

     Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the state of assets and liabilities.

     Consistent with its strategy, substantially all of the Fund portfolio is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All securities held by the Fund at December 31, 2006, were valued on the basis of indicative prices provided by external pricing sources including dealer's active in the relevant markets. Due to the nature of the Fund strategy, multiple quotes on individual securities may not be available. At December 31, 2006, $171,031,274, of securities were valued by the Fund based on at least two broker quotes.

     Due to the nature of the Fund investments, values assigned at December 31, 2006, may differ significantly from values that would have been used had a broader market for the investments existed.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $12,436,337 and $66,231,215 from accumulated net investment income and accumulated net realized gain from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2006. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

     From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     Securities purchased under agreements to resell ("reverse repurchase agreements") and securities sold under agreements to repurchase ("repurchase agreements") are collateralized by government obligations, and are carried at fair value. The Fund's agreements with third parties specify its rights to request additional collateral. The Fund monitors the market value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income interest and expense is interest earned or paid on reverse repurchase agreements and repurchase agreements.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2006, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Manager as described above.

     At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period.

     The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2006 and December 31, 2005 was $19,992,799 and $6,936,901,
     respectively, and was defined as net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2006 and for twelve months as of December 31, 2005, an Incentive

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amount expensed by the Fund related to Directors for the year ended December 31, 2006 was $32,160, which is included in miscellaneous expense.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 amounted to $25,051,067,105 and $24,997,646,000, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,164,250 and $4,165,000, respectively, and purchases and sales relating to repurchase agreements of $24,766,413,000 and $24,605,210,500, respectively. Net realized loss resulting from short positions was $491,422 for the year ended December 31, 2006.

     At  December  31,  2006,  the tax  basis of  investments  was  $223,588,008 resulting in accumulated net unrealized appreciation on investments of $68,579,917, which consists of $76,348,133 gross unrealized appreciation and $7,768,216 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

6.   DUE TO BROKERS (CONTINUED)

     The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the year ended December 31, 2006.

7.   DUE FROM BROKERS

     Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities, and Members' Capital. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold not yet purchased; its use is therefore restricted until the securities are purchased.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     A.   BONDS AND BANK DEBT

     The fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans.

     The Fund has unfunded commitments on investments of $2,716,256 at December 31, 2006.

     B.   SWAP AGREEMENTS

     For the year ended December 31, 2006, the fund entered in credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the
     underlying   reference   security.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

     The accrued expense related to the periodic payments is reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $3,991,361 included in cash and cash equivalents on the Statement of Assets, Liabilities, and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements. At December 31, 2006 the cash and cash equivalents balance in the statement of assets, liabilities and members' capital includes cash held at two clearing brokers. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

     Fluctuations  in the value of credit swaps are recorded in unrealized  gain
     (loss) from investments and credit swaps.

     During the year ended December 31, 2006 the Fund did not trade and forward or futures contracts or engage in option transactions.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     A.   FINANCIAL ACCOUNTING STANDARDS BOARD (FASB) INTERPRETATION NO. 48 (FIN
          48)

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being
     sustained   by  the   applicable   tax   authority.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------

10.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     A.   FINANCIAL ACCOUNTING STANDARDS BOARD (FASB) INTERPRETATION NO. 48 (FIN
          48) (CONTINUED)

     Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

     B.   STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 (FAS 157)

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                         UBS WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------
11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the years indicated:


                                                              YEARS ENDED DECEMBER 31,

                                          2006          2005           2004           2003             2002
                                        -------       --------        -------       ---------        ---------
 Ratio of net investment
 income to average net
 assets***                                2.98%          3.64%           3.56%           3.34%           1.33%

 Ratio of total expenses
 to average net assets
 before incentive***                      2.14%          2.79%           2.79%           3.44%           2.87%

 Ratio of total expenses
 to average net assets
 after incentive****                      6.92%          4.84%           4.81%           8.30%           3.22%

 Portfolio turnover rate                 94.81%         83.81%          81.00%          69.13%         121.89%

 Total return pre
 incentive allocation *                  31.00%         10.55%          10.45%          34.03%          (4.70)%

 Total return post
 incentive allocation **                 24.80%          8.44%           8.36%          27.22%          (4.70)%

 Net asset value at end of year      476,149,176     $322,313,440   $321,303,392    $332,046,577      $247,759,198

* Total return assumes a purchase of an interest in the Fund at the beginning of the year and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
*** The average net assets used in the above ratios are calculated using the pre-tender net assets.
**** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to incentive allocation, if applicable, and timing of capital transactions.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2006


       PAR                                                                                                   MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    UNITED STATES OF AMERICA
                    ----------------------------------
                    INVESTMENTS IN SECURITIES (59.83%)
                    ----------------------------------
                    CORPORATE BONDS (20.46%)
                    ----------------------------------
                    APPLIANCES (3.19%)
       21,750,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                    104.94)                                                                           $        15,188,743
                                                                                                      -------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (5.65%)
        3,000,000   Dura Operating Corp., Series B, Co. Guarnt., 8.625%, 04/15/12 (Callable
                    04/15/07 @ 104.31)                                                                          1,014,999
       26,668,000   Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09                               25,867,960
                                                                                                      -------------------
                                                                                                               26,882,959
                                                                                                      -------------------
                    ELECTRIC - INTEGRATED (2.28%)
       50,000,000   Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                               5,250,000
       54,000,000   Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                                5,625,018
                                                                                                      -------------------
                                                                                                               10,875,018
                                                                                                      -------------------
                    ENGINES - INTERNAL COMBUSTION (2.25%)
       14,000,000   Cummins, Inc., Deb., 5.65%, 03/01/98                                                       10,710,000
                                                                                                      -------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/01 (b)                                                      --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 06/01/03 (b)                                                      --
                                                                                                      -------------------
                                                                                                                       --
                                                                                                      -------------------
                    INDEPENDENT POWER PRODUCTION (3.50%)
       19,000,000   Calpine Canada Ener Fin, Co. Guarnt., 8.50%, 05/01/08 (a), (b)                             16,672,500
                                                                                                      -------------------
                    OIL & GAS DRILLING (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a), (b)                                        --
                                                                                                      -------------------
                    SATELLITE TELECOMMUNICATIONS (1.48%)
        6,571,000   ICG Services Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (a), (b)                                      --
        3,333,000   ICG Services Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (a), (b)                                      --
        6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a),(b)              1,963,259
        7,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a),(b)              2,169,706
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05 (a),
                    (b)                                                                                         1,528,165
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a),
                    (b)                                                                                         1,398,415
                                                                                                      -------------------
                                                                                                                7,059,545
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED (2.11%)
       17,000,000   Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @
                    104.00)                                                                                    10,030,000
                                                                                                      -------------------
                    TOTAL CORPORATE BONDS (Cost $84,598,464)                                                   97,418,765
                                                                                                      -------------------
                    PAID-IN-KIND BONDS (0.56%)
                    --------------------------
        4,647,000   Pliant Corp., Sr. Sub. Notes, 13.00%, 07/15/10 (Callable 07/15/07 @ 100.00                  2,648,790
                                                                                                      -------------------
                    TOTAL PAID-IN-KIND BONDS (Cost $2,778,809)                                                  2,648,790
                                                                                                      -------------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2006

       PAR                                                                                                MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    BANK LOANS (13.39%)
                    -------------------
        5,405,406   Collins & Aikman Products Co., Revolver, 0.00%, 08/31/09                          $         3,135,135
        6,243,655   Collins & Aikman Products Co., Supplemental Revolving Credit Facility,
                    0.00%, 08/31/09                                                                             3,621,320
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                               6,990,017
       15,119,709   Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                              453,591
       17,500,000   Le-Nature's, Inc., Term B Loan, 0.00%, 01/01/11                                             7,525,000
           12,067   Machgen Letter Of Credit Secondary Working Cap. (Unfunded), 0.00%, 03/31/07                        --
          101,337   Machgen Term A Working Cap. (Unfunded), 0.00%, 03/31/07                                            --
          373,476   Machgen Term B Interest, 0.00%, 03/31/07 (Unfunded)                                                --
        3,242,126   Machgen Term Loan Traunch A Construction, 0.00%, 03/31/07                                   5,317,087
          519,159   Machgen Term Loan Traunch A Novad, 0.00%, 03/31/07                                            851,421
          128,926   Machgen Term Loan Traunch B 23% Hedge Breaking, 0.00%, 03/31/07                               211,439
        2,116,387   Machgen Term Loan Traunch B 23% Priority, 0.00%, 03/31/07                                   3,470,875
        2,528,840   Machgen Term Loan Traunch B 50% Rollup, 0.00%, 03/31/07                                     4,147,298
          124,936   Machgen Term Loan Traunch B 50% Rollup Hedge Breaking, 0.00%, 03/31/07                        204,895
        1,274,496   Machgen Term Loan Traunch B Residual, 0.00%, 03/31/07                                       2,090,173
           95,658   Machgen Term Loan Traunch B Residual Hedge, 0.00%, 03/31/07                                   156,880
          104,244   Machgen Traunch A Non Pro Rata Construction, 0.00%, 03/31/07                                  170,961
          812,770   Machgen Traunch A Priority Working Cap. Letter Of Credit, 0.00%, 03/31/07                   1,332,943
          630,972   Machgen Traunch A Priority Working Cap. Letter Of Credit (Unfunded), 0.00%,
                    03/31/07                                                                                           --
          148,295   Machgen Traunch A Working Cap. Construction, 0.00%, 03/31/07                                  243,203
       71,792,000   Mirant Corp., Revolver, 0.00%                                                               1,130,724
       25,000,000   Mirant Trade Claim, 0.00%                                                                     387,500
       53,127,619   Musicland Holding Corp. Secured Trade Claim, 0.00%                                          3,319,785
        3,325,627   Orius Corp. Term A, 0.00%, 01/23/09                                                           498,844
        3,662,737   Orius Corp. Term B-1, 0.00%, 01/23/10                                                         549,410
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                                  1,563,666
       10,000,000   Pasminco Finance Original Claim Usd Loan, 0.00%, 01/16/00                                   1,300,000
        5,937,349   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                        771,855
        1,600,000   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                      208,000
        4,024,063   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                    523,128
        1,389,917   Teco/Panda Letter Of Credit, 0.00%, 06/01/12 (Unfunded)                                            --
          208,488   Teco/Panda Revolving Credit, 0.00%, 06/01/12 (Unfunded)                                            --
        4,469,904   Teco/Panda Term Loan A, 0.00%, 06/01/12                                                     6,928,351
        4,304,352   Teco/Panda Term Loan B, 0.00%, 06/01/20                                                     6,671,745
                                                                                                      -------------------
                    TOTAL BANK LOANS (Cost $53,964,508)                                                        63,775,246
                                                                                                      -------------------
                    LIQUIDATING BONDS (0.00%)
                    -------------------------
                    STEEL - PRODUCERS (0.00%)
       18,132,000   WCI Steel, Inc., Series B, 10.00%, 12/01/04 (b)                                                    --
                                                                                                      -------------------
                    TOTAL LIQUIDATING BONDS (Cost $2)                                                                  --
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2006

      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (17.86%)
                    ---------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (2.21%)
        3,411,889   Wagon p.l.c.                                                                      $        10,500,430
                                                                                                      -------------------
                    BUILDING MAINTENANCE & SERVICE (1.93%)
          515,456   Integrated Electrical Services, Inc.                                                        9,169,962
                                                                                                      -------------------
                    CABLE TELEVISION (2.17%)
          972,543   Knology, Inc. (b)                                                                          10,347,858
                                                                                                      -------------------
                    DISTRIBUTION/WHOLESALE (2.27%)
          323,765   Core-Mark Holding Co., Inc.                                                                10,829,939
                                                                                                      -------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.77%)
        1,919,039   ZiLOG, Inc. (b)                                                                             8,405,391
                                                                                                      -------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
              891   Machgen                                                                                            --
                                                                                                      -------------------
                    OIL - FIELD SERVICES (5.16%)
        6,392,255   Northern Offshore Ltd.                                                                     24,566,714
                                                                                                      -------------------
                    PLASTICS & PACKAGING (0.00%)
            3,984   Pliant Corp.                                                                                       --
                                                                                                      -------------------
                    STEEL - PRODUCERS (0.27%)
           47,002   WCI Steel Acquisition, Inc.                                                                 1,292,555
                                                                                                      -------------------
                    TELECOMMUNICATIONS SERVICES (0.00%)
          767,980   Orius Corp. (b)                                                                                    --
                                                                                                      -------------------
                    TELECOMMUNICATIONS EQUIPMENT (0.06%)
          296,701   Antelope (Acterna)                                                                            296,701
                                                                                                      -------------------
                    TEXTILE - APPAREL (0.00%)
        1,013,596   Galey & Lord                                                                                       --
                                                                                                      -------------------
                    WIRELESS EQUIPMENT (2.02%)
          431,001   USA Mobility, Inc.                                                                          9,641,492
                                                                                                      -------------------
                    TOTAL COMMON STOCK (Cost $62,396,102)                                                      85,051,042
                                                                                                      -------------------
                    PREFERRED STOCK (7.50%)
                    -----------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
            3,561   Machgen                                                                                            --
           87,742   Teco/Panda Class A                                                                                 --
                                                                                                      -------------------
                                                                                                                       --
                                                                                                      -------------------
                    PLASTICS & PACKAGING (3.18%)
           35,212   Pliant Corp. Series AA                                                                     15,141,160
                                                                                                      -------------------
                    STEEL - PRODUCERS (4.32%)
          623,309   WCI Steel, Inc.                                                                            20,569,197
                                                                                                      -------------------
                    TOTAL PREFERRED STOCK (Cost $19,453,938)                                                   35,710,357
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2006

      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (0.06%)
                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.06%)
          277,487   Khpp Holdings, Inc.                                                               $           277,487
                                                                                                      -------------------
                    TOTAL WARRANTS (Cost $0.00)                                                                   277,487
                                                                                                      -------------------
                    INVESTMENTS IN SECURITIES (Cost $223,191,823)                                             284,881,687
                                                                                                      -------------------

       PAR
-------------------

                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((1.79)%)
                    -------------------------------------------------
                    MACHINERY - CONSTRUCTION & MINING ((0.22)%)
       (1,000,000)  JLG  Industries,  Inc.,  Sr. Sub.  Notes,  8.375%,  06/15/12
                    (Callable 06/15/07 @ 104.19) (b)                                                           (1,056,875)
                                                                                                      -------------------
                    MEDICAL - HOSPITALS ((0.91)%)
       (4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable
                    07/15/08 @ 104.94)                                                                         (4,320,000)
                                                                                                      -------------------
                    RETAIL - AUTOMOBILE ((0.66)%)
       (3,000,000)  Sonic Automotive,  Inc.,  Series B, Sr. Sub. Notes,  8.625%,
                    08/15/13 (Callable 08/15/08 @ 104.31) (b)                                                  (3,150,000)
                                                                                                      -------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(7,958,679))                                 (8,526,875)
                                                                                                      -------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(7,958,679))                          (8,526,875)
                                                                                                      -------------------
               TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
               PURCHASED -- 58.04%                                                                            276,354,812
                                                                                                      -------------------

                                                                                                            VALUE
 ----------------------------------------------------------------------------------------------------------------------------

                    DERIVATIVE CONTRACTS
                    CREDIT DEFAULT SWAPS ((.018)%)
                          Purchase Contracts                                                                     (896,616)
                                                                                                      -------------------
                    TOTAL CREDIT DEFAULT SWAPS                                                                   (896,616)
                                                                                                      -------------------
                    TOTAL DERIVATIVE CONTRACTS - net                                                             (896,616)
                                                                                                      -------------------

                    REPURCHASE AGREEMENTS (51.81%)
      246,680,000   PNC Financial Services Corp., 5.10% Dated 12/29/06, 01/02/07, Repurchase
                    Price $246,819,785 collateralized by $254,285,000 FGOLD Notes 5.10% Due
                    09/01/36 (Market Value $246,819,785)                                                      246,680,000
                                                                                                      -------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $246,680,000)                                           246,680,000
                                                                                                      -------------------

         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- (9.67)%                                               (45,989,020)
                                                                                                      -------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       476,149,176
                                                                                                      ===================

(a)  Security is in default.
(b)  Non-income producing securitiy


     The preceding notes are an integral part of these financial statements.


                                                                                                             UBS WILLOW FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

CREDIT SWAPS
                                                            INTEREST  MATURITY       NOTIONAL   UNREALIZED  UNREALIZED     % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION                     RATE      DATE          AMOUNT       GAIN        LOSS       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BEAR STEARNS
   Equifax, Inc., 6.90%, 07/01/28                             0.70     10/10/07     10,000,000      $ -    $ (50,990)       (0.01)
   National Rural Utilities Cooperative
      Finance Corp., 7.25%, 03/01/12                          2.75     08/15/07      5,000,000        -      (85,014)       (0.02)
JP MORGAN
    The Sherwin-Williams Co., 7.375%, 02/01/27                0.67     03/20/11     10,000,000        -     (161,925)       (0.03)
MERRILL LYNCH
   Avnet, Inc., 8.00%, 11/15/06                               5.15     10/02/07      5,000,000        -     (189,333)       (0.04)
   Bank of America Corp., 4.875%, 12/01/06                    1.35     01/16/07      5,000,000        -       (3,282)       (0.00)
   Centex Corp., 8.75%, 03/01/07                              1.18     06/20/07      5,000,000        -      (26,135)       (0.01)
   CVS Corp., 5.63%, 03/15/06                                 1.15     10/09/07      5,000,000        -      (42,182)       (0.01)
   Danaher Corp., 0.00%, 01/22/21                             0.70     07/31/07      5,000,000        -      (19,319)       (0.00)
   National Rural Utilities Cooperative Finance Corp.,
      5.75%, 11/01/08                                         2.00     10/03/07      5,000,000        -      (73,973)       (0.01)
   Textron, Inc., 6.38%, 11/15/08                             1.48     10/10/07      5,000,000        -      (55,870)       (0.01)
   The PMI Group, Inc., 2.50%, 07/15/21                       1.55     09/24/07      5,000,000        -      (54,087)       (0.01)
   The Sherwin-Williams Co., 6.85%, 02/01/07                  0.90     02/05/07     10,000,000        -       (8,845)       (0.00)
   Tyson Foods Inc., 8.25%, 10/01/2011                        1.20     03/20/11     10,000,000        -     (125,661)       (0.02)
                                                                                                  --------------------------------
Total Credit Swaps                                                                                  $ -   $ (896,616)       (0.18%)
                                                                                                  ================================

    The preceding notes are an integral part of these financial statements.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                                      IN FUND
                                                                                      COMPLEX    OTHER TRUSTEESHIPS/
                                 TERM OF OFFICE                                      OVERSEEN     DIRECTORSHIPS HELD
                                 AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY       BY DIRECTOR OUTSIDE
NAME, AGE AND ADDRESS            TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)      FUND COMPLEX
----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
George W. Gowen (77)                 Term --       Law partner of Dunnington,            13            None
UBS Financial Services Inc.        Indefinite      Bartholow & Miller
1285 Avenue of the Americas       Length--since
New York, NY 10019              Commencement of
Director                           Operations
----------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (60)               Term --       Professor of Financial                13            None
UBS Financial Services Inc.        Indefinite      Accounting of the Graduate
1285 Avenue of the Americas       Length--since    School of Business, Columbia
New York, NY 10019              Commencement of    University
Director                           Operations
----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (64) (3)              Term --       Senior Advisor for Morgan             35       Director of:
UBS Financial Services Inc.        Indefinite      Stanley & Co. Incorporated and                 Primedia, Inc.,
1285 Avenue of the Americas       Length--since    Dean Emeritus and Professor at                 Federated
New York, NY 10019              Commencement of    Columbia Business School                       Department Stores,
Director                           Operations                                                     Inc.,
                                                                                                  Revlon, Inc. and
                                                                                                  SAPPI, Ltd.
----------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (45)                Term --       Managing Director of UBS              N/A           N/A
UBS Financial Services Inc.        Indefinite      Financial Services Inc. since
1285 Avenue of the Americas       Length--since    June 2005
New York, NY 10019               July 19, 2005     Prior to June 2005, Managing
Principal Executive Officer                        Director and Head of
                                                   Alternative Investments at
                                                   United States Trust Company,
                                                   N.A.
----------------------------------------------------------------------------------------------------------------------
Philip Tazza (48)                    Term --       Executive Director of UBS             N/A           N/A
UBS Financial Services Inc.        Indefinite      Financial Services, Inc. since
51 West 52nd Street               Length--since    May 22, 2006.  Prior to May 22,
New York, NY 10019                May 22, 2006     2006, Head of Regulatory
Principal Accounting Officer                       Implementation and Chief
                                                   Operating Officer of Investment
                                                   Management at Bank of America
----------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (47)               Term --       Assistant Director of                 N/A           N/A
UBS Financial Services Inc.        Indefinite      Compliance of UBS Financial
51 West 52nd Street               Length--since    Services Inc. since 2003
New York, NY 10019               July 19, 2005     Prior to 2003, Chief Compliance
Chief Compliance Officer                           Officer of LibertyView Capital
                                                   Management, Inc., an investment
                                                   adviser, and LibertyView
                                                   Alternative Asset Management,
                                                   Inc., an NASD broker-dealer
----------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 35 funds/portfolios in the complex as of December 31, 2006, 22 are advised by an affiliate of UBS Financial Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.


UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG                          2


ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $92,100 in 2006 and $93,837 in 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 in 2006 and $4,500 in 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $101,000 in 2006 and $100,000 in 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2006 and $0 in 2005.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval consideration include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million in 2006 and $3.1 million in 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Policy

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Bond Street Capital, L.L.C. has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.


II.  Proxy Voting Procedures

     (a) All proxies received by Bond Street Capital, L.L.C. will be sent to the Compliance Officer. The Compliance Officer will:

          (1)  Keep a record of each proxy received;

          (2)  Forward the proxy to the Portfolio Manager;

          (3) Determine which accounts managed by Bond Street Capital, L.L.C. hold the security to which the proxy relates;

          (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Bond Street Capital, L.L.C. must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Bond Street Capital, L.L.C. should vote the proxy. The Portfolio Manager will send its decision on how Bond Street Capital, L.L.C. will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

          (6) Bond Street Capital, L.L.C. may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

          In the absence of specific voting guidelines from the client, Bond Street Capital, L.L.C. will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

          > Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

          > Generally, the Adviser will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.


          For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) whether the proposal was recommended by management and Bond Street Capital, L.L.C.'s opinion of management;

          (2)  whether the proposal acts to entrench existing management; and


          (3) whether the proposal fairly compensates management for past and future performance.

IV.  Conflicts of Interest

          (1) The Compliance Officer will identify any conflicts that exist between the interests of Bond Street Capital, L.L.C. and its clients. This examination will include a review of the relationship of Bond Street Capital, L.L.C. and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of Bond Street Capital, L.L.C. or an affiliate of Bond Street Capital, L.L.C. or has some other relationship with Bond Street Capital, L.L.C. or a client of Bond Street Capital, L.L.C.

          (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Bond Street Capital, L.L.C. will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Bond Street Capital, L.L.C. determines it has a material conflict the affects its best judgment as an ERISA fiduciary, Bond Street Capital, L.L.C. will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.   Disclosure

     (a) Bond Street Capital, L.L.C. will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Joel Yarkony, via e-mail or telephone at (201) 567-5050 or jy@bondstreetcap.com in order to obtain information on how Bond Street Capital, L.L.C. voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Bond Street Capital, L.L.C. voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Bond Street Capital, L.L.C.'s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  Recordkeeping

     The Compliance Officer will maintain files relating to Bond Street Capital, L.L.C.'s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on record, with records for the first two years kept in the offices of Bond Street Capital, L.L.C. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendment thereto.

     (b) A copy of each proxy statement that Bond Street Capital, L.L.C. receives, provided however that Bond Street Capital, L.L.C. may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c)  A record of each vote that Bond Street Capital, L.L.C. casts.

     (d)  A copy of any document Bond Street  Capital,  L.L.C.  created that was
          material  to  making  a  decision  how  to  vote   proxies,   or  that
          memorializes that decision.

     (e) A copy of each written client request for information on how Bond StreetCapital, L.L.C. voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Bond Street Capital, L.L.C. voted its proxies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            UBS WILLOW FUND, L.L.C.:
                         PORTFOLIO MANAGEMENT DISCLOSURE

     Sam S. Kim is the Fund's Portfolio Manager and has served in this position since the Fund commenced operations on May 8, 2000. Mr. Kim is primarily responsible for the day-to-day management of the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments. The Portfolio Manager has been the Managing Member and President of Bond Street Capital, LLC and its affiliate, Bond Street Capital Management, L.L.C., since 1999 and 2001, respectively.

     Bond Street does not currently manage any accounts other than the Fund, although potential conflicts of interest may arise in the event that in addition to the Fund, the Portfolio Manager does undertake the management of any other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Manager may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, Bond Street could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. The Adviser periodically reviews the Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

     The Portfolio Manager may manage other accounts that may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Manager may purchase different investments for the Fund and any other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Manager may place transactions of behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest could arise if Bond Street were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Manager may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Manager's compensation.

     Because the Portfolio Manager is the sole equity owner of Bond Street, the Portfolio Manager's compensation is generally equal to his proportionate share of the annual net profits earned by Bond Street from advisory fees and performance-based fees derived from its client accounts, including the Fund. The Portfolio Manager does not receive a fixed salary.

     As the sole equity owner of Bond Street, which in turn is a member of UBS Willow Management, L.L.C., the Fund's Adviser, the Portfolio Manager may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, the Portfolio Manager may be considered to have been the beneficial owner of interests in the Fund with a value of over $1,000,000.

(B)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    UBS Willow Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ C. Philip Tazza
                         -------------------------------------------------------
                                C. Philip Tazza, Principal Accounting Officer
                                (principal financial officer)

Date           March 8, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.